Segment Information - Summary of Revenue Adjusted EBITDA and EBITDA (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Operating Segments [Line Items]
Revenue	$ 823,666	$ 783,348	$ 722,238
Adjusted EBITDA	(35,325)	(157,561)	(267,923)
Share-based compensation expense	(13,598)	(21,446)	(35,466)
Restructuring costs	(8,172)	(14,760)	(4,415)
New product launch issue	(11,998)
Asset impairment charges and other costs related to discontinued construction of production facilities	(24,660)	(201,560)
Asset impairment charge and other costs related to assets held for sale			(39,581)
Asset impairment charges and other costs related to closure of production facility	(42,110)
Costs related to the YYF Transaction		(375)
Legal settlement		(9,250)
Non-controlling interests	(323)	(186)
EBITDA	(136,186)	(405,138)	(347,385)
Finance income	57,758	117,876	15,256
Finance expenses	(70,179)	(69,029)	(16,665)
Depreciation and amortization	(49,966)	(51,874)	(48,600)
Loss before tax	(198,573)	(408,165)	(397,394)
Europe & International
Disclosure Of Operating Segments [Line Items]
Revenue	434,263	408,410	356,629
Restructuring costs	(23,000)
North America
Disclosure Of Operating Segments [Line Items]
Revenue	274,455	250,264	223,880
Greater China
Disclosure Of Operating Segments [Line Items]
Revenue	114,948	124,674	141,729
Operating Segments | Europe & International
Disclosure Of Operating Segments [Line Items]
Revenue	440,692	434,011	404,919
Adjusted EBITDA	56,128	28,377	(19,989)
Share-based compensation expense	(1,985)	(2,378)	(5,324)
Restructuring costs	(2,410)	(1,382)	(918)
Asset impairment charges and other costs related to discontinued construction of production facilities	(2,875)	(158,551)
Asset impairment charges and other costs related to closure of production facility	(42,110)
EBITDA	6,748	(133,934)	(26,231)
Operating Segments | North America
Disclosure Of Operating Segments [Line Items]
Revenue	274,455	250,264	224,700
Adjusted EBITDA	5,298	(31,910)	(67,408)
Share-based compensation expense	656	(3,820)	(4,840)
Restructuring costs	(1,222)	(3,062)	(797)
New product launch issue	(11,998)
Asset impairment charges and other costs related to discontinued construction of production facilities	3,283	(43,009)
Asset impairment charge and other costs related to assets held for sale			(39,581)
Costs related to the YYF Transaction		(375)
EBITDA	(3,983)	(82,176)	(112,626)
Operating Segments | Greater China
Disclosure Of Operating Segments [Line Items]
Revenue	114,948	124,855	141,911
Adjusted EBITDA	(1,645)	(57,543)	(76,008)
Share-based compensation expense	(2,101)	(4,608)	(6,870)
Restructuring costs	(1,940)	(2,675)	(309)
Asset impairment charges and other costs related to discontinued construction of production facilities	(25,068)
Non-controlling interests	(323)	(186)
EBITDA	(31,077)	(65,012)	(83,187)
Unallocated Amounts | Corporate
Disclosure Of Operating Segments [Line Items]
Adjusted EBITDA	(95,106)	(96,485)	(104,518)
Share-based compensation expense	(10,168)	(10,640)	(18,432)
Restructuring costs	(2,600)	(7,641)	(2,391)
Legal settlement		(9,250)
EBITDA	(107,874)	(124,016)	(125,341)
Eliminations
Disclosure Of Operating Segments [Line Items]
Revenue	(6,429)	(25,782)	(49,292)
Revenue from External Customers
Disclosure Of Operating Segments [Line Items]
Revenue	823,666	783,348	722,238
Revenue from External Customers | Operating Segments | Europe & International
Disclosure Of Operating Segments [Line Items]
Revenue	434,263	408,410	356,629
Revenue from External Customers | Operating Segments | North America
Disclosure Of Operating Segments [Line Items]
Revenue	274,455	250,264	223,880
Revenue from External Customers | Operating Segments | Greater China
Disclosure Of Operating Segments [Line Items]
Revenue	114,948	124,674	141,729
Intersegment Revenue | Operating Segments | Europe & International
Disclosure Of Operating Segments [Line Items]
Revenue	6,429	25,601	48,290
Intersegment Revenue | Operating Segments | North America
Disclosure Of Operating Segments [Line Items]
Revenue			820
Intersegment Revenue | Operating Segments | Greater China
Disclosure Of Operating Segments [Line Items]
Revenue		181	182
Intersegment Revenue | Eliminations
Disclosure Of Operating Segments [Line Items]
Revenue	$ (6,429)	$ (25,782)	$ (49,292)